Segment and Geographical Information	12 Months Ended
Mar. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segment and Geographical Information
19.	SEGMENT AND GEOGRAPHICAL INFORMATION

The Company has examined its activities and has determined that, based on information received on a regular basis by the decision-makers, that it has a single reportable segment.

Revenues by geographic location

The following table presents total external revenues by geographic location:

Year ended	March 31,
	2019		2018		2017
	$	%	$	%	$	%
Canada	149,064	71.2	148,768	93.4	106,361	91.8
USA	45,982	21.9	-	-	-	-
Europe	14,432	6.9	10,522	6.6	9,457	8.2
	209,478	100.0	159,290	100.0	115,818	100.0

19.	Segment and Geographical Information (Cont’d)

Long-lived assets by geographic location

The following table presents the total net book value of the Group’s long-lived assets by geographic location:

As at	March 31,
	2019		2018
	$	%	$	%
Canada	40,451	31.2	46,050	94.6
USA	86,454	66.7	-	-
Europe	2,619	2.1	2,632	5.4
	129,524	100.0	48,682	100.0

Two customers’ revenues amounted to approximately $52,144,000 (2018 – two customers for $50,760,000, 2017 – three customers for $47,884,000) for the year ended March 31, 2019, 2018 and 2017, respectively;

The Group’s revenues depended on two customers’ in the system integration and consulting services as disclosed in Note 4.

An analysis of the Group’s revenue from customers for each major service category is as follows:

Year ended	March 31,
	2019		2018		2017
	$	%	$	%	$	%
System integration and consulting services	204,526	97.6	157,561	98.9	114,529	98.9
Payrolling services	1,461	0.7	1,721	1.1	1,289	1.1
Software revenue	3,491	1.7	8	0.0	-	-
	209,478	100.0	159,290	100.0	115,818	100.0